EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
Disclosure of detailed information about exploration and evaluation expenditures [Table Text Block]
	$

DECEMBER 31, 2016		38,722,318

Claims maintenance		10,605
Engineering		183,165
Permitting		1,317,578
Salary and wages		347,887
Share-based payments		68,994

DECEMBER 31, 2017		40,650,547

Claims maintenance		11,445
Engineering		213,630
Permitting		594,423
Salary and wages		365,615
Share-based payments		110,419

DECEMBER 31, 2018		41,946,079